AB Small Cap Value Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 22.7%
Banks – 17.7%
1st Source Corp.	74,881	$5,017,776
Amalgamated Financial Corp.	159,336	6,132,843
Bank of Marin Bancorp	134,101	3,337,774
Bridgewater Bancshares, Inc.(a)	186,114	3,402,164
Civista Bancshares, Inc.	147,022	3,500,594
Eagle Bancorp, Inc.	194,207	4,942,568
First BanCorp/Puerto Rico	241,254	5,097,697
First Bancorp/Southern Pines NC	114,994	6,530,509
Flagstar Bank NA	420,927	5,341,564
Heritage Financial Corp./WA	244,518	6,457,720
HomeTrust Bancshares, Inc.	77,931	3,284,012
Independent Bank Corp.	83,293	6,502,685
Mid Penn Bancorp, Inc.	120,512	3,876,871
Nicolet Bankshares, Inc.	44,790	6,842,120
Texas Capital Bancshares, Inc.(a)	59,215	5,643,190
TriCo Bancshares	121,329	5,797,100
UMB Financial Corp.	69,371	8,038,711
WaFd, Inc.	185,599	5,783,265
WSFS Financial Corp.	94,636	6,010,332

		101,539,495

Capital Markets – 0.9%
Federated Hermes, Inc.	90,731	5,081,843

Financial Services – 3.1%
HA Sustainable Infrastructure Capital, Inc.	202,005	7,377,223
NCR Atleos Corp.(a)	141,879	6,282,402
Walker & Dunlop, Inc.	83,970	3,863,460

		17,523,085

Insurance – 1.0%
Horace Mann Educators Corp.	137,283	5,973,183

		130,117,606

Industrials – 20.4%
Aerospace & Defense – 1.1%
Ducommun, Inc.(a)	50,080	6,189,387

Air Freight & Logistics – 1.2%
GXO Logistics, Inc.(a)	107,603	6,760,697

Building Products – 0.9%
Gibraltar Industries, Inc.(a)	122,182	5,556,837

Commercial Services & Supplies – 1.4%
Montrose Environmental Group, Inc.(a)	271,246	7,925,808

Construction & Engineering – 3.5%
BrightView Holdings, Inc.(a)	534,539	7,371,293
Cardinal Infrastructure Group, Inc. - Class A(a)	223,643	7,205,778
WillScot Holdings Corp.	257,266	5,559,518

		20,136,589

Ground Transportation – 3.3%
ArcBest Corp.	70,258	7,212,686

Company	Shares	U.S. $ Value
FTAI Infrastructure, Inc.(b)	1,120,832	$6,506,430
Knight-Swift Transportation Holdings, Inc.	83,375	5,245,955

		18,965,071

Machinery – 3.4%
Blue Bird Corp.(a)	98,875	5,761,446
JBT Marel Corp.	37,103	5,713,862
Terex Corp.	114,442	7,872,465

		19,347,773

Marine Transportation – 2.1%
Kirby Corp.(a)	50,317	6,531,147
Star Bulk Carriers Corp.	214,148	5,629,951

		12,161,098

Professional Services – 2.4%
CBIZ, Inc.(a)	57,047	1,633,826
First Advantage Corp.(a) (b)	344,970	3,970,605
Franklin Covey Co.(a) (b)	270,954	3,527,821
Robert Half, Inc.	187,904	4,588,616

		13,720,868

Trading Companies & Distributors – 1.1%
Boise Cascade Co.	75,561	6,251,917

		117,016,045

Consumer Discretionary – 13.0%
Automobile Components – 1.8%
BorgWarner, Inc.	99,469	5,726,430
Strattec Security Corp.(a)	50,792	4,469,696

		10,196,126

Automobiles – 1.0%
Winnebago Industries, Inc.	136,223	5,433,936

Diversified Consumer Services – 3.0%
ADT, Inc.	667,089	5,350,054
Frontdoor, Inc.(a)	82,294	5,642,900
Laureate Education, Inc.(a)	195,913	6,335,826

		17,328,780

Hotels, Restaurants & Leisure – 1.7%
Bloomin’ Brands, Inc.	682,756	4,178,467
Monarch Casino & Resort, Inc.	54,996	5,285,115

		9,463,582

Household Durables – 0.8%
Taylor Morrison Home Corp.(a)	67,397	4,440,788

Leisure Products – 1.0%
Callaway Golf Co.(a)	413,800	5,818,028

Specialty Retail – 1.6%
AutoNation, Inc.(a)	9,337	1,822,209

Company	Shares	U.S. $ Value
Winmark Corp.	16,676	$7,608,258

		9,430,467

Textiles, Apparel & Luxury Goods – 2.1%
Oxford Industries, Inc.(b)	154,035	6,098,246
Rocky Brands, Inc.	136,836	6,184,987

		12,283,233

		74,394,940

Information Technology – 9.1%
Communications Equipment – 2.0%
Calix, Inc.(a)	61,918	3,205,495
Extreme Networks, Inc.(a)	262,352	3,667,681
Harmonic, Inc.(a)	447,065	4,752,301

		11,625,477

Electronic Equipment, Instruments & Components – 3.0%
Avnet, Inc.	104,056	6,851,047
Crane NXT Co.(b)	108,247	5,227,248
IPG Photonics Corp.(a)	40,972	5,390,686

		17,468,981

IT Services – 0.6%
Grid Dynamics Holdings, Inc.(a)	503,074	3,395,749

Semiconductors & Semiconductor Equipment – 3.0%
FormFactor, Inc.(a)	52,064	5,148,089
Penguin Solutions, Inc.(a)	296,540	6,162,101
Universal Display Corp.	53,961	5,757,099

		17,067,289

Software – 0.5%
ACI Worldwide, Inc.(a)	74,256	2,946,478

		52,503,974

Real Estate – 7.5%
Diversified REITs – 0.8%
Broadstone Net Lease, Inc.	245,810	4,766,256

Health Care REITs – 0.7%
American Healthcare REIT, Inc.	76,740	4,008,898

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	34,259	3,383,076

Industrial REITs – 0.7%
STAG Industrial, Inc.	93,634	3,672,325

Office REITs – 1.3%
COPT Defense Properties	231,301	7,350,746

Residential REITs – 1.1%
Independence Realty Trust, Inc.	387,876	6,427,105

Retail REITs – 1.8%
Acadia Realty Trust	285,785	5,978,622

Company	Shares	U.S. $ Value
NETSTREIT Corp.(b)	210,332	$4,368,596

		10,347,218

Specialized REITs – 0.5%
National Storage Affiliates Trust	81,055	2,838,546

		42,794,170

Energy – 7.3%
Energy Equipment & Services – 2.9%
Seadrill Ltd.(a)	197,670	8,673,760
Select Water Solutions, Inc.	578,524	7,908,423

		16,582,183

Oil, Gas & Consumable Fuels – 4.4%
Magnolia Oil & Gas Corp. - Class A	271,572	7,555,133
Matador Resources Co.	151,375	7,780,675
NexGen Energy Ltd.(a) (b)	366,842	4,688,241
Northern Oil & Gas, Inc.	191,425	5,281,415

		25,305,464

		41,887,647

Materials – 6.1%
Chemicals – 3.5%
AdvanSix, Inc.	191,551	3,415,354
Avient Corp.	126,450	5,193,301
Element Solutions, Inc.	174,484	6,122,644
Methanex Corp.	107,426	5,428,236

		20,159,535

Containers & Packaging – 1.2%
O-I Glass, Inc.(a)	505,699	6,776,367

Metals & Mining – 1.4%
Worthington Steel, Inc.	193,026	8,022,160

		34,958,062

Health Care – 5.9%
Biotechnology – 0.6%
Cytokinetics, Inc.(a) (b)	51,955	3,232,640

Health Care Equipment & Supplies – 3.7%
Envista Holdings Corp.(a)	281,147	8,212,304
Globus Medical, Inc. - Class A(a)	74,542	7,115,779
Integer Holdings Corp.(a)	69,735	6,044,630

		21,372,713

Health Care Providers & Services – 0.6%
Pediatrix Medical Group, Inc.(a)	165,485	3,284,877

Life Sciences Tools & Services – 1.0%
Bio-Techne Corp.	100,912	5,953,808

		33,844,038

Company	Shares	U.S. $ Value

Utilities – 3.7%
Electric Utilities – 1.2%
IDACORP, Inc.	48,321	$6,956,774

Gas Utilities – 2.5%
Chesapeake Utilities Corp.	39,178	5,327,033
ONE Gas, Inc.	99,916	8,736,655

		14,063,688

		21,020,462

Consumer Staples – 2.4%
Food Products – 1.2%
Seneca Foods Corp. - Class A(a)	52,478	7,293,393

Household Products – 1.2%
WD-40 Co.	28,512	6,791,558

		14,084,951

Communication Services – 1.2%
Media – 1.2%
Scholastic Corp.	196,704	6,839,398

Total Common Stocks (cost $473,032,346)		569,461,293

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $7,904,050)	7,904,050	7,904,050

Total Investments Before Security Lending Collateral for Securities Loaned – 100.7% (cost $480,936,396)		577,365,343

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $4,771,556)	4,771,556	4,771,556

Total Investments – 101.5% (cost $485,707,952)(f)		582,136,899
Other assets less liabilities – (1.5)%		(8,500,018)

Net Assets – 100.0%		$573,636,881

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,197,438 and gross unrealized depreciation of investments was $(22,768,491), resulting in net unrealized appreciation of $96,428,947.

Glossary:

REIT – Real Estate Investment Trust

AB Small Cap Value Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$569,461,293	$—	$—	$569,461,293
Short-Term Investments	7,904,050	—	—	7,904,050
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,771,556	—	—	4,771,556

Total Investments in Securities	582,136,899	—	—	582,136,899
Other Financial Instruments(b)	—	—	—	—

Total	$582,136,899	$—	$—	$582,136,899

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$0	$61,244	$53,340	$7,904	$37
AB Government Money Market Portfolio*	7,942	25,974	29,144	4,772	42
Total	$7,942	$87,218	$82,484	$12,676	$79

*	Investments of cash collateral for securities lending transactions.